Trade receivables and accrued revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Receivables and Accrued Income

	31 December 2017	31 December 2016
Receivables from subscribers	1,369,948	1,223,183
Undue assigned contracted receivables	347,596	1,215,314
Accrued revenue	632,631	558,169
Accounts and notes receivable	498,397	293,238

	2,848,572	3,289,904